Statement of Cash Flows, Cash and Cash Equivalents	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Statement Of Cash Flows Cash And Cash Equivalents Abstract
Cash and bank balances	RM 66,954,266	$ 16,487,138	RM 6,028,708	RM 1,945,602
Deposits with licensed banks	13,288,892	3,272,320	7,873,265	3,654,545
As per statement of financial position	80,243,158	19,759,458	13,901,973	5,600,147
Less:
Bank overdraft (Note 14)	(738,410)	(181,829)	(1,465,600)
Deposit pledged with licensed banks	(13,288,892)	(3,272,320)	(7,873,265)	(3,654,545)
As per statement of cash flows	RM 66,215,856	$ 16,305,309	RM 4,563,108	RM 1,945,602